PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 99,500	$ 96,400
Property, plant and equipment, pledged as security	$ 92,300	$ 92,300
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	30 years	34 years